OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Financial assets
Deposits	$ 1	¥ 3
Staff advance	4	31
Others	1	9	32
Total of staff advance and Others	5	40	32
Impairment allowance
Total	$ 6	¥ 43	¥ 32